May, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 1 (Flex Annuity Segment)

File No. 2-75412

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and Massachusetts Mutual Variable Annuity Separate Account 1 – Flex Annuity Segment (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information (“SAI”) for certain deferred variable annuity contracts offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in post-effective amendment number 23 to the Form N-4 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 26, 2004.

Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis

Second Vice President and Associate General Counsel